Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) - Reportable Segments [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net revenues
Total revenue from reportable segments	$ 20,620,163	$ 14,866,486	$ 16,395,318
Other revenues	514,262	1,054,173	993,899
Consolidated net revenues	21,134,425	15,920,659	17,389,217
Income or loss
Total operating loss for reportable segments	(1,650,790)	(1,662,038)	(4,789,953)
Other income (loss) for reportable segments	(2,811,596)	(1,382,065)	312,900
Total loss for reportable segments	(4,462,386)	(3,044,103)	(4,477,053)
Unallocated amounts:
Other corporate expense	(4,440,855)	(4,072,129)	(2,252,525)
Consolidated loss from continuing operations before income tax expense	$ (8,903,241)	$ (7,116,232)	$ (6,729,578)